Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Gerstein Fisher Multi-Factor® Growth Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Gerstein Fisher Multi-Factor® Growth Equity Fund (the “Growth Equity Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.82%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size.  Equity securities may also include preferred stocks, exchange-traded funds (“ETFs”) that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may also sell shares of securities short for hedging purposes.

Gerstein, Fisher & Associates, Inc. (the “Advisor”), the Fund’s investment advisor, uses a “structured” quantitative style of management and constructs the Fund’s portfolio using a multi-factor optimization model that examines possible combinations of stocks with the goal of finding an optimal combination that maximizes expected return potential while managing exposure to risk.  “Structured” management means the Advisor’s models seek to facilitate highly customized risk/return objectives.  The Advisor’s model includes analysis of fundamental factors, statistical factors and macroeconomic factors, including, but not limited to size, growth, value, momentum, profitability, external financing and liquidity.  The Advisor seeks to maximize returns by overweighting stocks with positive characteristics identified in the return models and underweighting stocks with negative characteristics relative to their benchmark weights.  The Advisor’s investment model evaluates many different security combinations and weightings in an effort to construct the most efficient risk/return portfolio given the Fund’s benchmark.  Transaction costs are considered at every step of the process, from the weighting of investment themes to portfolio optimization, to trading.  The Advisor seeks to trade with maximum efficiency using integrated trading systems and transaction cost-management techniques.

The Fund will purchase securities that the Advisor identifies as having the potential for long-term capital appreciation.  The Fund may sell securities at any time when, in the Advisor’s judgment, circumstances warrant their sale.  While this sell strategy may cause the Fund to have an annual portfolio turnover rate in excess of 100%, it also means the Advisor will sell investments when it believes there are better investment alternatives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will decrease based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Mid-, Small- and Micro-Cap Company Risk. The securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

•
Foreign Securities and Currency Risk.  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Income earned on foreign securities may be subject to foreign withholding taxes.

•
Exchange-Traded Fund Risk.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

•	Short Sale Risk. Short selling of securities may result in the Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

•	Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.

•
High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate.  This may mean that you would be likely to have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

•	Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

•	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•	Momentum Risk. Securities with “momentum” that have recently had above-average returns may be more volatile than other stocks.

•
Tax Risk.  Certain of the Fund’s investment strategies, including transactions in options may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Growth Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, three-year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.gersteinfisherfunds.com or by calling the Fund toll-free at 800-473-1155.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Growth Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, three-year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-473-1155
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gersteinfisherfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date return for the Fund as of December 31, 2014 was 12.55%.  During the period shown in the bar chart, the best performance for a quarter was 14.32% (for the quarter ended March 31, 2012).  The worst performance was -14.72% (for the quarter ended September 30, 2011).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.72%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Periods Ended December 31, 2014
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.74%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2010
Gerstein Fisher Multi-Factor Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,147
Annual Return 2010	rr_AnnualReturn2010	15.16%
Annual Return 2011	rr_AnnualReturn2011	1.69%
Annual Return 2012	rr_AnnualReturn2012	15.36%
Annual Return 2013	rr_AnnualReturn2013	37.36%
Annual Return 2014	rr_AnnualReturn2014	12.55%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.10%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2010
Gerstein Fisher Multi-Factor Growth Equity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.16%	[1]
Gerstein Fisher Multi-Factor Growth Equity Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.99%	[1]

[1]	While the Growth Equity Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Gerstein, Fisher & Associates, Inc. (the "Advisor"), and the Fund, the Adviser has agreed to waive part of its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.99% of the Fund's average net assets through March 30, 2016. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to recoup management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on Fund expenses. Prior to February 1, 2015, the Fund's operating expense limitation was 1.25%.